Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Schedule of inventory components and movement in the provision
Inventories are comprised of the following:

	As of December 31,
In thousands of USD	2024	2025
Merchandise available for sale	7,283	11,352
Less: Provision for slow moving and obsolete inventories	(851)	(1,254)
Total Inventories	6,432	10,098